AST MFS LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 4.6%
Lockheed Martin Corp.	54,647	$ 21,315,609
Northrop Grumman Corp.	111,409	41,754,979
United Technologies Corp.	156,686	21,390,773
		84,461,361
Auto Components — 1.0%
Aptiv PLC	182,318	15,938,239
Lear Corp.	25,173	2,967,897
		18,906,136
Automobiles — 0.1%
Harley-Davidson, Inc.(a)	51,408	1,849,146
Banks — 14.0%
BB&T Corp.(a)	516,315	27,555,731
Citigroup, Inc.	589,349	40,712,229
JPMorgan Chase & Co.	724,377	85,251,929
PNC Financial Services Group, Inc. (The)	182,823	25,624,472
U.S. Bancorp	718,644	39,769,759
Wells Fargo & Co.	764,840	38,578,530
		257,492,650
Beverages — 1.9%
Diageo PLC (United Kingdom)	589,927	24,110,827
PepsiCo, Inc.	76,875	10,539,563
		34,650,390
Building Products — 1.6%
Johnson Controls International PLC	680,545	29,869,120
Capital Markets — 6.3%
Bank of New York Mellon Corp. (The)	337,939	15,278,222
BlackRock, Inc.(a)	39,482	17,594,759
Goldman Sachs Group, Inc. (The)	132,643	27,487,609
Moody’s Corp.	73,999	15,157,215
Nasdaq, Inc.	194,652	19,338,676
State Street Corp.	205,288	12,150,997
T. Rowe Price Group, Inc.	83,216	9,507,428
		116,514,906
Chemicals — 3.9%
Corteva, Inc.	78,612	2,201,136
DuPont de Nemours, Inc.	193,510	13,799,198
PPG Industries, Inc.	299,563	35,501,211
Sherwin-Williams Co. (The)	37,768	20,767,490
		72,269,035
Consumer Finance — 0.8%
American Express Co.	118,233	13,984,599
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	138,227	8,343,382
Electric Utilities — 5.9%
Duke Energy Corp.	425,511	40,789,484
FirstEnergy Corp.	524,312	25,287,568
Southern Co. (The)	542,497	33,510,040
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	149,827	$ 9,722,274
		109,309,366
Electrical Equipment — 1.1%
Eaton Corp. PLC(a)	248,472	20,660,447
Energy Equipment & Services — 0.8%
Schlumberger Ltd.	422,058	14,421,722
Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	30,946	7,590,125
Food Products — 3.3%
Archer-Daniels-Midland Co.	233,112	9,573,910
Danone SA (France)	106,702	9,399,008
General Mills, Inc.	48,401	2,667,863
J.M. Smucker Co. (The)(a)	61,609	6,778,222
Nestle SA (Switzerland)	301,235	32,669,808
		61,088,811
Health Care Equipment & Supplies — 6.0%
Abbott Laboratories	271,878	22,748,032
Danaher Corp.	234,151	33,818,429
Medtronic PLC	496,329	53,911,256
		110,477,717
Health Care Providers & Services — 2.3%
Cigna Corp.	196,691	29,855,727
McKesson Corp.	93,379	12,761,174
		42,616,901
Household Products — 1.2%
Colgate-Palmolive Co.	52,218	3,838,545
Kimberly-Clark Corp.	47,352	6,726,352
Procter & Gamble Co. (The)	34,485	4,289,244
Reckitt Benckiser Group PLC (United Kingdom)	102,361	7,979,099
		22,833,240
Industrial Conglomerates — 2.9%
3M Co.	96,883	15,927,565
Honeywell International, Inc.	221,680	37,508,256
		53,435,821
Insurance — 7.9%
Aon PLC	221,050	42,788,649
Chubb Ltd.	244,546	39,479,506
Marsh & McLennan Cos., Inc.	195,296	19,539,365
MetLife, Inc.	135,556	6,392,821
Travelers Cos., Inc. (The)	256,693	38,167,682
		146,368,023
IT Services — 5.9%
Accenture PLC (Class A Stock)	252,883	48,642,045
Cognizant Technology Solutions Corp. (Class A Stock)	120,428	7,257,594
DXC Technology Co.	50,590	1,492,405
Fidelity National Information Services, Inc.	191,136	25,375,215
A1

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fiserv, Inc.*	253,497	$ 26,259,754
		109,027,013
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	85,498	24,903,003
Machinery — 3.7%
Illinois Tool Works, Inc.(a)	187,916	29,406,975
Ingersoll-Rand PLC	153,745	18,942,922
Stanley Black & Decker, Inc.	135,601	19,582,140
		67,932,037
Media — 3.3%
Comcast Corp. (Class A Stock)	1,209,623	54,529,805
Omnicom Group, Inc.(a)	68,505	5,363,941
		59,893,746
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	122,722	14,554,829
EOG Resources, Inc.	135,967	10,091,471
Exxon Mobil Corp.	135,563	9,572,103
Pioneer Natural Resources Co.	30,022	3,775,867
Suncor Energy, Inc. (Canada)	261,732	8,255,863
		46,250,133
Pharmaceuticals — 6.8%
Johnson & Johnson	448,303	58,001,442
Merck & Co., Inc.	244,025	20,542,024
Novartis AG (Switzerland)	48,825	4,229,067
Pfizer, Inc.	985,064	35,393,349
Roche Holding AG (Switzerland)	27,082	7,887,229
		126,053,111
Professional Services — 0.9%
Equifax, Inc.	116,873	16,440,525
Road & Rail — 1.8%
Canadian National Railway Co. (Canada)(a)	125,373	11,266,018
Union Pacific Corp.	139,519	22,599,287
		33,865,305
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	123,607	13,810,610
NXP Semiconductors NV (Netherlands)	70,010	7,639,491
Texas Instruments, Inc.	326,049	42,138,573
		63,588,674
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.(a)	194,591	$ 2,981,134
Tobacco — 1.7%
Altria Group, Inc.	167,607	6,855,126
Philip Morris International, Inc.	322,857	24,514,532
		31,369,658

Total Long-Term Investments (cost $1,485,609,141)		1,809,447,237
Short-Term Investments — 6.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	30,317,494	30,317,494
PGIM Institutional Money Market Fund (cost $92,474,153; includes $92,292,885 of cash collateral for securities on loan)(b)(w)	92,462,456	92,471,702

Total Short-Term Investments (cost $122,791,647)		122,789,196

TOTAL INVESTMENTS—104.9% (cost $1,608,400,788)		1,932,236,433

Liabilities in excess of other assets — (4.9)%		(90,395,306)

Net Assets — 100.0%		$ 1,841,841,127

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,513,455; cash collateral of $92,292,885 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2